Cardo Medical, Inc.
9701 Wilshire Blvd., Suite 1100
Beverly Hills, CA    90212

March 31, 2010

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-K for the year ended December 31, 2009.

Sincerely,

Cardo Medical, Inc.

Derrick Romine
Chief Financial Officer